UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07939

Merrimac Funds
(Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Funds Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code:	(888) 637-7763

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006 is filed herewith.

Merrimac Cash Fund (Unaudited)

The Merrimac Cash Fund (the “Fund”) is organized in a “master-feeder” structure under which the Fund invests all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”).  At September 30, 2006, the Fund owned approximately 15.16% of the Cash Portfolio’s outstanding interests.

The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Commercial Paper — 29.6%
Amsterdam Funding Corporation	5.33	11/03/06	20,000,000	19,903,383
Atlantic Asset Securitization Corporation	5.31	11/21/06	10,000,000	9,925,483
Bank of Ireland	5.35	02/20/07	20,000,000	19,587,412
Barclays U.S. Funding LLC	5.35 - 5.37	11/14/06	50,000,000	49,673,729
Caisse National des Caisses d’ Epargne	5.45	02/14/07	10,000,000	9,799,778
	5.41	02/15/07	20,000,000	19,599,276
Cancara Asset Securitisation Ltd.	5.36	11/15/06	32,980,000	32,761,920
	5.32	12/21/06	15,000,000	14,822,812
Ciesco LLC	5.34	11/17/06	20,000,000	19,862,394
CIT Group, Inc.	5.57	01/08/07	7,500,000	7,388,213
Crown Point Capital Corporation LLC	5.20	10/20/06	5,000,000	4,986,608
	5.33	01/10/07	16,677,000	16,431,362
Dakota Notes	5.47	10/20/06	15,000,000	14,957,250
Danske Corporation	5.36	12/11/06	40,000,000	39,584,256
Depfa Bank PLC	5.14	10/19/06	10,000,000	9,974,951
	5.33	12/01/06	2,520,000	2,497,540
	5.35	12/05/06	10,000,000	9,905,930
Dexia Delaware LLC	5.35	10/02/06	33,000,000	32,995,100
DNB NOR Bank ASA	5.16	10/19/06	20,000,000	19,949,700
DZ Bank AG	5.29	10/02/06	5,000,000	4,999,268
	5.33	10/20/06	15,000,000	14,958,200
Edison Asset Securitization	5.33	01/03/07	20,000,000	19,726,356
Grampian Funding Ltd.	5.21	11/01/06	10,000,000	9,956,255
Lexington Parker Capital Company LLC	5.42	02/16/07	10,000,000	9,797,600
	5.41	02/21/07	15,000,000	14,685,996
	5.38	03/01/07	15,000,000	14,670,317
Nationwide Building Society	5.47	10/06/06	15,000,000	14,988,761
	5.42	02/16/07	15,000,000	14,696,975
Regency Markets No. 1 LLC	5.37	11/15/06	20,000,000	19,867,626
Solitaire Funding Ltd.	5.39	01/12/07	25,000,000	24,622,334
Svenska Handelsbanken	5.21	10/23/06	10,000,000	9,968,986
UBS Finance	5.33	01/05/07	30,000,000	29,581,200
Wal-Mart Funding Corporation	5.44	10/24/06	10,000,000	9,965,692
Westpac Banking Corporation	5.45	12/01/06	10,000,000	9,909,347
Whistlejacket Capital Ltd.	5.41	10/16/06	10,775,000	10,750,980
				587,752,990

Variable Rate Notes * — 41.9%
American Express Credit	4.90	10/05/06	16,200,000	16,208,876
American Honda Finance Corporation	5.65	10/06/06	5,000,000	5,000,108
	5.40	10/12/06	20,000,000	20,002,990
	5.53	10/16/06	15,000,000	15,007,010
	5.33	12/12/06	5,000,000	4,999,782
Bank of America Corporation	5.21	10/02/06	40,000,000	40,000,000
Bank of Ireland	5.20	10/19/06	10,000,000	10,000,000
Bear Stearns - EMC Mortgage Corporation	5.49	10/02/06	25,000,000	25,000,000

	Yield to		Par
	Maturity	Maturity	Value	Value

Bear Stearns Companies, Inc.	5.38	10/05/06	15,000,000	15,000,000
	5.50	10/16/06	10,219,000	10,224,045
BNP Paribas NY	5.27	10/04/06	20,000,000	19,999,968
CIT Group, Inc.	5.42	11/15/06	11,750,000	11,758,874
	4.93 - 5.30	11/20/06	27,500,000	27,537,964
Credit Suisse First Boston USA, Inc.	5.41	10/05/06	30,000,000	30,018,554
	5.40	10/24/06	15,000,000	15,000,960
General Electric Capital Corporation	5.30	11/03/06	15,000,000	14,998,943
Goldman Sachs Group Inc., Promissory Note#	4.90	10/02/06	40,000,000	40,000,000
Household Finance Corporation	5.44	10/02/06	27,500,000	27,501,272
	5.44	11/09/06	10,000,000	10,005,549
HSBC Finance Corporation	5.34	11/28/06	10,000,000	10,001,757
JP Morgan Chase Bank	5.36	10/02/06	25,000,000	25,000,000
K2 (USA) LLC	5.34	10/02/06	5,000,000	4,999,564
	5.31	12/18/06	20,000,000	19,999,080
Links Securities LLC	5.24	10/04/06	30,000,000	29,998,232
Merrill Lynch & Co., Inc.	4.88	10/02/06	15,000,000	15,005,378
	5.54	10/19/06	6,000,000	6,000,274
	4.90	10/27/06	10,000,000	10,011,895
	5.37	11/27/06	15,000,000	15,008,512
Morgan Stanley, Dean Witter & Co.	5.43	10/02/06	50,000,000	50,000,000
Natexis Banques Populaire	5.26	10/16/06	20,000,000	20,000,000
Parkland (USA) LLC	5.27	10/02/06	15,000,000	14,999,153
	5.25	10/23/06	10,000,000	10,000,000
Royal Bank of Canada	5.34	10/10/06	14,000,000	14,000,000
Sigma Finance Corporation	5.22	10/20/06	5,000,000	4,999,640
	5.31	12/19/06	15,000,000	14,999,314
Tango Finance Corporation	5.24 - 5.32	10/02/06	25,000,000	24,997,536
	5.28	12/21/06	20,000,000	19,998,558
Unicredito Italiano	5.26 - 5.28	10/16/06	28,750,000	28,750,000
Wachovia Corporation	4.99	10/23/06	25,000,000	25,023,962
Wells Fargo Financial	4.99	10/16/06	25,000,000	25,002,060
Westpac Banking Corporation	5.43	12/11/06	50,000,000	50,000,000
Whistlejacket Capital Ltd.	5.18	10/02/06	10,000,000	9,998,607
	5.28	10/16/06	15,000,000	14,998,606
	5.31	11/25/06	10,000,000	9,999,361
				832,056,384

Medium Term Notes — 0.5%
Sigma Finance Corporation	4.83	01/30/07	10,000,000	10,000,000

U.S. Government Agency Fixed Rate Obligations — 2.3%
Federal Home Loan Bank	5.40	10/05/07	25,000,000	25,000,000
	5.41	10/09/07	20,000,000	20,000,000
				45,000,000

	Yield to		Par
	Maturity	Maturity	Value	Value

Certificates Of Deposit — 9.1%
BNP Paribas London	5.14	12/13/06	20,000,000	19,997,642
Caylon NY Branch Yankee	5.03	12/06/06	10,000,000	10,000,000
DZ Bank AG	5.16	10/19/06	30,000,000	30,000,000
HBOS Treasury Services PLC New York	4.71	10/12/06	31,000,000	31,000,000
	4.70	11/03/06	25,000,000	25,000,000
Royal Bank of Scotland New York	5.51	12/04/06	15,000,000	14,975,782
Svenska Handelsbanken New York	4.76	12/18/06	25,000,000	25,000,000
Toronto Dominion Bank	5.40	02/20/07	15,000,000	15,000,288
Unicredito Italiano	5.38	02/12/07	10,000,000	10,000,000
				180,973,712

Time Deposits — 2.5%
Branch Banking & Trust	5.27	10/02/06	50,000,000	50,000,000

Asset Backed Securities — 0.5%
Capital One Auto Finance Trust 2006-A A1	4.94 - 5.32	10/15/06	10,143,943	10,143,943
				10,143,943

Repurchase Agreements — 13.1%

Morgan Stanley Repurchase Agreement, dated 09/29/06, with a maturity value of $259,113,744, collaterialized by U.S. Government Agency Obligations with rates ranging from 3.109% to 8.66% and maturities ranging from 07/01/07 to 10/01/2036, with an aggregate market value of $264,196,436.	5.27	10/02/06	259,000,000	259,000,000

Total Investments, at Amortized Cost — 99.5%				1,974,927,029

Other assets and liabilities, net — 0.5%				10,338,764

Net Assets — 100.0%				$1,985,265,793

Notes to Schedule of Investments:

*                       Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.  Yield to maturity for these securities is determined on the date of the most recent interest rate change.

#                       Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Cash Portfolio

Notes to the Schedule of Investments
September 30, 2006 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio (the “Cash Portfolio”) is a separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“the 1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	October 27, 2006

	By:	/S/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date	October 27, 2006